Non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Aegon Ltd. [member]
Disclosure Of Non Current Assets [Line Items]
Disclosure of Non Current Assets	2025 2024 Lease assets 19 26 Reimbursement rights 16 5 Property, Plant & Equipment 18 9 Total 53 40